Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2011
Supplemental Cash Flow Information

NOTE 14 – Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $358 million, $361 million and $366 million in fiscal 2011, 2010 and 2009, respectively. In addition, cash received (paid), net for income taxes was $9 million, $(15) million and $(27) million in fiscal 2011, 2010 and 2009, respectively.